Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Loss	$ 2,714	$ 3,006	$ 5,067	$ 5,046
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation of property and equipment	255	367	770	551
Amortization of intangible assets	68	68	136	136
Capital loss from sale of property and equipment				9
Share-based compensation expense	1,628	12	20	18
Paycheck protection program note forgiveness	(653)
Gain from sale of property and equipment	(12)
Finance expenses, net	174	489	698	1,190
Changes in operating assets and liabilities:
Accounts receivable	(1,218)	305	105	(439)
Prepaid expenses and other assets	(715)	(102)	41	(99)
Inventories, net	(546)	(697)	(452)	(706)
Operating lease right-of-use assets and liabilities, net	(1)	16	28	8
Trade payables	1,209	(198)	(69)	135
Accrued expenses and other liabilities	398	(337)	(112)	227
Deferred revenues	77	120	72	66
Net cash used in operating activities	(2,050)	(2,963)	(3,830)	(3,950)
Cash flows from investing activities:
Purchase of property and equipment	(165)	(150)	(245)	(169)
Proceeds from sale of property and equipment	34			4
Net cash used in investing activities	(131)	(150)	(245)	(165)
Cash flows from financing activities:
Proceeds from line of credit	782
Proceeds from issuance of preferred shares, net of issuance costs		5,920	5,920
Proceeds from loans		653	653	2,900
Repayment of a loan	(750)	(125)	(125)
Payments of deferred offering costs	(455)
Payments of debt issuance costs	(64)
Proceeds from convertible loans				3,000
Proceeds from issuance of warrants	218			100
Net cash provided by (used in) financing activities	(269)	6,448	6,448	6,000
Net increase (decrease) in cash and cash equivalents	(2,450)	3,335	2,373	1,885
Cash and cash equivalents at the beginning of the year	4,444	2,071	2,071	186
Cash and cash equivalents at the end of the year	1,994	5,406	4,444	2,071
Supplemental disclosures of cash flows
Interest paid	119	205	268	102
Supplemental disclosures of noncash investing and financing information:
Deferred offering costs incurred during the period included in trade payables	40
Purchase of property and equipment	31
Conversion of shareholder's convertible loan into B-1 Preferred shares		4,706	4,706
Conversion of shareholder's loan into A-1 Preferred shares		$ 6,257	$ 6,257
Conversion of capital note into Ordinary shares				26,161
Right-of-use asset recognized with corresponding lease liability				$ 1,242